PROVISION FOR INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Operating loss carryforwards	$ 911,471
Deferred tax liabilities	319,000
Effective maximum statutory rate	35.00%
Valuation allowance	$ 282,300	$ 14,600